Note 12 - Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]

12. Subsequent Events

On September 17, 2015, the Company announced that it issued 2,343,335 shares of common stock at a price of $4.50 per share, for gross proceeds of $10.55 million pursuant to a shareholders’ rights offering.